Related Party Transactions - Schedule of Group's Related Parties (Details)	3 Months Ended
Mar. 31, 2025
Ultimate parent entity [Member]
Schedule of Groups Related Parties [Line Items]
Related parties	Bellevue Capital Management LLC
Major shareholder of the Parent [Member]
Schedule of Groups Related Parties [Line Items]
Related parties	BCM Europe AG
Subsidiaries [Member]
Schedule of Groups Related Parties [Line Items]
Related parties	RSM, VAXIMM, Darnatein, OSR Holdings, Inc.
Associates [Member]
Schedule of Groups Related Parties [Line Items]
Related parties	Taction Co., Ltd.
Other related parties [Member]
Schedule of Groups Related Parties [Line Items]
Related parties	Bellevue Global Life Sciences Investors LLC